Taxation - Movements of the valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets Valuation Allowance, Movements [Roll Forward]
Balance at the beginning of the year	¥ (96,920)	¥ (153,840)	¥ (162,491)
Changes of valuation allowances	(38,870)	56,920	8,651
Balance at the end of the year	¥ (135,790)	¥ (96,920)	¥ (153,840)